Note 23 - Changes in Liabilities Arising From Financing Activities - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	$ 6,106		$ 12,045
Cash flows	(3,781)		(10,031)
Foreign exchange movement			978
New liabilities	2,118		4,887
Other	319	[1]	(1,774)	[2]
Ending balance	4,761		6,106
Interest-bearing loans and liabilities, non-current [member]
Statement Line Items [Line Items]
Beginning balance	3,767
Cash flows			(889)
Foreign exchange movement			456
New liabilities	1,435		4,199
Other	(2,964)	[1]		[2]
Ending balance	2,238		3,767
Finance lease liabilities, non-current [member]
Statement Line Items [Line Items]
Beginning balance	265		1,724
Cash flows
Foreign exchange movement
New liabilities			688
Other	(232)	[1]	(2,147)	[2]
Ending balance	33		265
Interest bearing loans and liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance			5,512
Cash flows	(1,739)		(3,483)
Foreign exchange movement
New liabilities	191
Other	1,744	[1]	(2,029)	[2]
Ending balance	196
Finance lease liabilities, current [member]
Statement Line Items [Line Items]
Beginning balance	2,073		4,809
Cash flows	(2,042)		(5,659)
Foreign exchange movement			521
New liabilities
Other	1,771	[1]	2,402	[2]
Ending balance	1,802		2,073
Other loans [member]
Statement Line Items [Line Items]
Beginning balance
Cash flows
Foreign exchange movement
New liabilities	492
Other
Ending balance	$ 492

[1]	The "Other" column includes the effect of reclassification of the non-current portion of financial lease liabilities to current due to the passage of time in addition to other non-cash adjustments related to finance leases.
[2]	The "Other" column includes the effect of reclassification of the non-current portion of financial lease liabilities to current due to the passage of time in addition to other non-cash costs and other non-cash interest related to financial leases. Furthermore, this column includes current interest bearing loans and liabilities, which is offset against receivables from Otello.